Trade Accounts Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
JBJ [Member]
Trade Accounts Payable [Line Items]
Supply chain finance	$ 140,956	$ 58,944